Direxion Monthly SP 500 Bull 1_75X Fund Annual Fund Operating Expenses - Direxion Monthly SP 500 Bull 1_75X Fund - Investor Class	Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.43%
Acquired Fund Fees and Expenses	0.06%	[1]
Expenses (as a percentage of Assets)	1.49%
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	1.49%

[1]	"Acquired Fund Fees and Expenses" include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including investments in money market funds. Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund's financial statements and the information presented in the table will differ from that presented in the Fund's financial highlights included in the Fund's reports to shareholders.
[2]	For the fiscal year ended August 31, 2025, as a result of a portion of the Adviser's management fee and/or a previous reimbursement of Other Expenses, the Adviser recouped fees in the amount of 0.02%.